Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Jan. 30, 2015
Shares distributed following Spin-off	3,289,353	3,272,804		3,242,524
Depreciation	$ 9,487	$ 9,154	$ 8,898
Self insurance retention	$250,000 to $500,000
Health insurance stop loss coverage	$ 250
Health insurance aggregate	77
Per occurrence loss	250
Reclass deferred tax liability in accordance with FASB ASU 2015-17		$ 309
Contractual obligation for lease payments greater than 12 months	$ 1,722
Building and Improvements
Estimated useful lives	7-39
Revenue equipment
Estimated useful lives	7-10
Other equipment
Estimated useful lives	3-10
Petroleum Products
Percentage of Business	82.00%
Dry Bulk Commodities
Percentage of Business	18.00%